PRODUCTION COSTS	12 Months Ended
Dec. 31, 2021
PRODUCTION COSTS
PRODUCTION COSTS

17.     PRODUCTION COSTS

	2021	2020
Raw materials and consumables	$62,954	$59,505
Salaries and employee benefits	20,762	16,054
Contractors	52,434	47,713
Repairs and maintenance	1,958	1,416
Site administration	4,443	3,944
Royalties	3,939	5,918
Mining duties	193	161
Share-based compensation	201	336
	146,884	135,045
Change in inventories	9,201	72
	156,085	135,118
Unabsorbed fixed costs (a)	—	1,515
Total production costs	$156,085	$136,633

(a)     Unabsorbed fixed costs

The Company’s operations in Mexico were shut down during April and May 2020 as a result of government orders due to the COVID-19 pandemic. During the shutdown, the Company incurred fixed costs for these operations, which otherwise would have been recorded to inventory but were expensed as incurred.

The Company also voluntarily suspended production at Topia for a five-week period in the fourth quarter of 2020 to mitigate the spread of COVID-19 in the local community.  The Company also expensed fixed costs during this period of suspension.